Equity - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [line items]
Par value per share	$ 0.3	$ 0.3
Number of shares authorized	1,000,000,000	1,000,000,000
Share repurchase	$ 20,000
Treasury shares acquired	4,515	$ 832
Accumulated legal and special reserve	$ 167,891	$ 159,580
Holding	100.00%
Percentage Of Annual Net Income Set Aside As Legal Reserve	10.00%
Cash dividend	$ 64,492
Cash dividend, per shares	$ 0.185
ADR
Statement [line items]
Treasury shares acquired	$ 5,300
Treasury shares acquired	822,431
Shares acquired	$ 6.46
Issued capital
Statement [line items]
Par value per share	$ 0.3	$ 0.3
Number of shares outstanding	348,851,828	349,826,828
Number of shares issued	356,699,482	356,699,482
Treasury shares
Statement [line items]
Treasury shares acquired	$ 4,515	$ 832
Treasury shares acquired	1,399,000	246,000
Number of shares outstanding	(7,847,000)	(6,872,000)	(7,251,000)	(7,866,000)